CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (3,275,788)	$ (1,472,711)	$ (10,401,590)	$ (21,749,920)
Adjustments to reconcile net loss to net cash used in operating activities:
Net loss (income) from discontinued operations	0	77,579	(125,524)	104,358
Depreciation	0	2,454	2,455	583,897
Amortization of debt discounts			845,565	3,628,718
Convertible Note payable issued for Asberry Series A Stock	0	508,553
Derivative expense	2,052,882	97,585	5,436,087	650,071
Gain (loss) on extinguishment of debt	(367,916)	(332,530)	(632,220)	2,248,092
Share-based compensation: Common stock	0	5,325	6,259,293
Amortization	152,494	144,787	0	656,228
Convertible note payable issued for Asberry Series A Stock			508,553	0
Promissory note issued for research and development			0	1,550,000
Changes in operating assets and liabilities:
Accounts receivable	(19,267)	(83,872)	(21,945)	96,127
Accounts receivable - related party	0	241,357	0	(190,179)
Prepaid expenses and other assets	(3,204)	3,266	291,909	230,841
Deposits and other assets	7,168	5,000
Accounts payable and accrued expenses	1,233,382	245,804	2,237,919	2,986,646
Loss on disposal of property and equipment			0	124,849
Loss on impairment of goodwill and long-lived assets			0	7,283,276
Common stock subscribed for services			98,853	21,300
Net change in operating lease right of use assets and liabilities	(5,284)	251,855	1,247,357	1,901,116
Other liabilities	(3,401)	(68,819)	(16,992)	(387,087)
Net cash used in operating activities from continuing operations	(228,934)	(374,367)	(529,573)	(226,493)
Net cash used in discontinued operations	0	(35,433)	4,034	35,177
Net cash used in operating activities	(228,934)	(409,800)	(525,539)	(261,670)
Cash flows from investing activities:
Proceeds from notes payable - related parties	99,998
Acquisition of property and equipment, net of sales			0	(16,297)
Cash flows from investing activities used continuing operations			0	(16,297)
Cash flows from investing activities used in discontinued operations			0	(6,450)
Net cash used in investing activities	0	0	0	(22,747)
Cash flows from financing activities:
Proceeds from convertible notes, loans and advances	130,000	362,344	433,500	1,256,187
Proceeds from notes payable - related parties			166,188	0
Payment on convertible loans, advances and factoring agreements	(11,450)	0
Payments on convertible notes and amounts payable - related parties	(2,000)	0
Payments on convertible notes and amounts payable - related parties			0	(45,132)
Payments on convertible notes payable, loans, advances and factoring agreements	(500,000)		(83,620)	(1,391,523)
Net cash provided by (used in) financing activities from continuing operations			516,068	(180,525)
Net cash used in financing activities from discontinued operations			(32,705)	(28,671)
Net cash provided by financing activities	216,548	362,344	483,363	(209,196)
Net change in cash	(12,385)	(12,024)	(42,176)	(458,436)
Cash and cash equivalents - beginning of period	17,454	59,630	59,630	518,066
Cash and cash equivalents - end of period	5,068	47,606	17,454	59,630
Supplemental Cash Flow Information:
Interest	2,737	4,466	12,653	49,762
Taxes	0	0	0	0
Non-Cash Investing and Financing Activity:
Common Stock issued for conversion of notes payable	158,803	804,088
Debt discount on convertible promissory notes			572,839	1,070,591
Acquisition of net liabilities of Asberry 22 Holdings, Inc.	0	63,775	63,775	0
Non cash additions of debt discounts	$ 142,164	$ 489,089
Common stock issued for conversion of convertible notes			$ 1,206,188	$ 1,439,894
Series E Preferred 'stock issued in exchange for debt and payables			0	13,344,101
Deemed dividend related to modification of Series A Preferred Stock			$ 0	$ 39,866,742